GOLDMAN SACHS TRUST

Supplement dated November 30, 2017 to the current

Summary Prospectuses and Statutory Prospectuses for each applicable Goldman Sachs Fund that has Class T Shares as listed on Exhibit A and to the current Statement of Additional Information for each applicable Goldman Sachs Fund that has Class T Shares as listed on Exhibit A and Exhibit B

Class T Shares for the Funds listed on Exhibit A and Exhibit B are not currently offered by the Funds.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information for future reference.

FIXINCVCLASSTSTK 11-17

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs High Yield Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Strategic Macro Fund

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Short-Term Conservative Income Fund

Exhibit B

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund